Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash paid for interest	$ 38	$ 35
Starry, Inc [Member]
Cash paid for interest			$ 132	$ 136
Cash paid for taxes			$ 0	$ 0